SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
------------------------------------------------------------------------------
                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                       Anchor Advisor Variable Annuity
                     Polaris Advantage Variable Annuity
                   Polaris Advantage II Variable Annuity
                      Polaris Advisor Variable Annuity
                       Polaris Advisor III Variable Annuity
                   Polaris Advisory Income Variable Annuity
                 Polaris Preferred Solution Variable Annuity
                        Polaris Protector Variable Annuity
                    Polaris Select Investor Variable Annuity
               Polaris II Platinum Series Variable Annuity

                   VARIABLE ANNUITY ACCOUNT SEVEN
                     Polaris Plus Variable Annuity

                   THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK

                  FS VARIABLE SEPARATE ACCOUNT
                  FSA Advisor Variable Annuity
                       Polaris Variable Annuity
                   Polaris II Variable Annuity
               Polaris II Rewards Variable Annuity
                 Polaris Advantage Variable Annuity
                 Polaris Advantage II Variable Annuity
              Polaris Choice Variable Annuity
                    Polaris Choice III Variable Annuity
                   Polaris Choice IV Variable Annuity
        Polaris II A-Class Platinum Series Variable Annuity
               Polaris Select Investor Variable Annuity

                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         VALIC SEPARATE ACCOUNT A
                 Polaris Choice Elite Variable Annuity


Effective on April 30, 2020, the following Underlying Fund of the
SunAmerica Series Trust ("SAST") has been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:


Former Underlying    New Underlying	     Managed by         Trust
Fund Name	     Fund Name
----------------     --------------------    ----------------   ------
SA Federated        SA Federated            Federated Investment   SAST
Corporate Bond       Hermes                 Management Company
                    Corporate Bond



Dated: April 30, 2020


                         Please keep this supplement with
                                    your prospectus.